AOCI - Additional share information (Details 2) - SFr / shares		Dec. 31, 2019	Dec. 31, 2018
Treasury shares
Common shares outstanding	[1]	4,399,680,200	4,399,680,200
Par value (in CHF per share)	[1]	SFr 1.00	SFr 1.00

[1]	The Bank's total share capital is fully paid and consists of 4,399,680,200 registered shares as of December 31, 2019. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.